Putnam Investments
One Post Office Square
Boston, MA 02109
January 29, 2010

BY EDGAR CORRESPONDENCE FILING

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention: Linda Stirling, Esq.

Re:	Putnam Money Market Liquidity Fund, a series of Putnam Funds Trust (Securities Act
Reg. No. 333-515 and Investment Company Act File No. 811-07513) (the “Fund”)—
Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A
(the “Amendment”)

Dear Ms. Stirling:

We are filing today through the EDGAR system, on behalf of the above-referenced Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, the above-referenced Amendment.

This filing is electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information included in a filing made by the Trust on November 18, 2009 pursuant to Rule 485(a) under the Securities Act (the “485(a) filing”). These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act. Certain changes also have been made in response to comments that you provided telephonically to me on behalf of the Staff of the U.S. Securities and Exchange Commission (the “Staff”) on December 22, 2009, regarding the 485(a) filing.

For convenience of reference, I have summarized the Staff’s comments before the responses by the Fund.

1. With respect to Fund summary—Fees and expenses:

a. In the “Annual fund operating expenses” table, change the heading of the last column to “Total annual fund operating expenses after expense reimbursement.”

b. In the “Annual fund operating expenses” table, delete the footnote to the “Other expenses” column, which indicates that the data in the column include estimated expenses attributable to the fund’s investments in other investment companies.

c. In the “Annual fund operating expenses” table, clarify in the second sentence of the asterisked footnote how Putnam Investment Management, LLC’s obligation to waive the Fund’s management fee is “contractual” if Putnam Investment Management, LLC can modify the obligation at any time.

d. In the text before the “Example” table following the “Annual fund operating expenses” table, modify the fourth and fifth sentences to state “Taking into account the expense reimbursement for only year 1, your actual costs may be higher or lower.”

Responses:

a. The column heading has been changed, as requested.

b. The footnote has been removed, as requested.

c. The second sentence of the asterisked footnote has been modified as follows: “This obligation may be modified or discontinued only with approval of the Board of Trustees.”

d. The fourth sentence has been modified as follows: “Only the first year of each period in the example takes into account the expense reimbursement described above.” The fifth sentence has been retained without modification.

2. With respect to What are the fund’s main investment strategies and related risks?: Explain supplementally the basis for the fund’s ability to invest without limit in the “personal credit” and “business credit” industries in addition to the “banking” industry, as described in the “Focus of investments” section.

Response:

We note that the disclosure is consistent with the position taken by Putnam Daily Dividend Fund, the predecessor fund to Putnam Money Market Fund, with respect to an identical investment restriction in that fund’s 1976 correspondence with the Staff in response to essentially the same comment. We would be happy to provide copies of such correspondence at your request. We note that that fund’s investment policy (and its corresponding fundamental restriction) has not changed in the ensuing thirty-four years.

We also note that neither the Fund, nor any Putnam money market fund, has taken advantage of its ability to invest without limit under certain circumstances in the personal credit or business credit industries over at least the last five years.

In response to the Staff’s comment, we have modified the disclosure as follows:

“Focus of investments. We may invest without limit in money market investments from the banking industry. In addition, as a matter of fundamental policy, we may invest over 25% of the fund’s total assets in money market investments from the personal credit or business credit industries when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry, although we do not presently intend to do so.”

Moreover, Putnam Management will recommend to the Fund’s Board of Trustees that a corresponding revision to the Fund’s fundamental investment restriction relating to industry concentration be presented to the Fund’s shareholders for their approval at the Fund’s next shareholder meeting.

I believe that this letter addresses the Staff’s comments. Should you have any further questions, please do not hesitate to call me at (617) 760-1224.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione
Vice President and Counsel

cc:	Brian D. McCabe, Esq., Ropes & Gray LLP
Ruth S. Kanfer, Esq., Ropes & Gray LLP